Long-Term Debt (Details)		12 Months Ended
	Nov. 24, 2015	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)	Feb. 12, 2013 USD ($)	Aug. 07, 2012 USD ($)
Long-Term Debt
Long-term debt current and noncurrent		$ 703,108,000	$ 707,317,000
Unamortized bond premium		5,685,000
Less: Current portion of long-term debt		(5,043,000)	(5,454,000)
Total long-term debt		698,065,000	701,863,000
Unamortized deferred financing costs		$ 5,831,000
Ownership interest in existing and certain future owned domestic subsidiaries (as a percent)		100.00%
Original notes - 7.625%
Long-Term Debt
Long-term debt current and noncurrent		$ 421,772,000	$ 420,523,000
Interest rate (as a percent)		7.625%	7.625%		7.625%
Unamortized deferred financing costs		$ 3,200,000	$ 4,500,000
Aggregate outstanding principal amount					$ 425,000,000
Add-on notes - 7.625%
Long-Term Debt
Long-term debt current and noncurrent		224,338,000	225,743,000
Unamortized bond premium		$ 5,700,000	$ 7,600,000
Interest rate (as a percent)		7.625%	7.625%	7.625%
Unamortized deferred financing costs		$ 1,300,000	$ 1,900,000
Aggregate outstanding principal amount				$ 220,000,000
Senior secured credit facility
Long-Term Debt
Long-term debt current and noncurrent		38,944,000	43,917,000
Unamortized deferred financing costs		1,300,000	1,800,000
Maximum borrowing capacity		235,000,000
Available amount		122,600,000
Borrowing base		167,700,000
Borrowing outstanding		40,200,000
Letters of credit		4,900,000
Minimum available borrowing capacity required to be maintained for a certain period under financial covenants		$ 20,000,000
Minimum ratio of EBITDA to cash expense, number of quarters | item		4
Senior secured credit facility | Interest Rate Scenario 1
Long-Term Debt
Borrowing outstanding		$ 3,200,000
Debt Instrument, Interest Rate at Period End		5.50%
Senior secured credit facility | Interest Rate Scenario 2
Long-Term Debt
Borrowing outstanding		$ 37,000,000
Debt Instrument, Interest Rate at Period End		3.50%
Capital lease obligations
Long-Term Debt
Long-term debt current and noncurrent		$ 18,054,000	$ 17,134,000
Third Amended and Restated Credit Agreement
Long-Term Debt
Period prior to maturity	90 days
Unused Capacity, Commitment Fee Percentage	0.25%
Third Amended and Restated Credit Agreement | Adjusted LIBOR one
Long-Term Debt
Base rate	adjusted LIBOR rate
Third Amended and Restated Credit Agreement | Adjusted LIBOR one | Minimum
Long-Term Debt
Margin over base rate (as a percent)	1.50%
Third Amended and Restated Credit Agreement | Adjusted LIBOR one | Maximum
Long-Term Debt
Margin over base rate (as a percent)	2.00%
Third Amended and Restated Credit Agreement | Base Rate
Long-Term Debt
Base rate	Base Rate
Third Amended and Restated Credit Agreement | Base Rate | Minimum
Long-Term Debt
Margin over base rate (as a percent)	0.50%
Third Amended and Restated Credit Agreement | Base Rate | Maximum
Long-Term Debt
Margin over base rate (as a percent)	1.00%